Taxes on Income (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Balance sheets:
Deferred taxes assets	$ 15,878	$ 15,227
Deferred tax liabilities	36,605	31,029	[1]
Total	$ (20,727)	$ (15,802)	[1]

[1]	Adjustment to comparative data (See Note 4(iv)(f)).